Fees Summary	Feb. 26, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,696,660,000.00
Previously Paid Amount	0.00
Total Fee Amount	234,308.75
Total Offset Amount	0.00
Net Fee	$ 234,308.75